Document and Entity Information	Sep. 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001787306
Document Type	8-K
Document Period End Date	Sep. 08, 2020
Entity Registrant Name	ARCUTIS BIOTHERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39186
Entity Tax Identification Number	81-2974255
Entity Address, Address Line One	2945 Townsgate Road
Entity Address, Address Line Two	Suite 110
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91361
City Area Code	(805)
Local Phone Number	418-5006
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	ARQT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false